Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash paid during the period for:
Income taxes, net of refunds	$ 35,013	$ 17,406	$ 23,842
Interest	90,291	117,775	110,834
Non-cash investing activity:
Capital expenditures acquired on account but unpaid as of the period end	16,245	27,155	$ 23,498
Proceeds from hedge, investing activities	$ 4,963	$ 8,480